Benefit Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Evolv Technologies Holdings, Inc.
Benefit Plans

17. Benefit Plans

The Company established a defined contribution savings plan under Section 401(k) of the Code. This plan covers all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. Matching contributions to the plan may be made at the discretion of the Company’s board of directors. The Company did not make contributions to the plan during the three months and six months ended June 30, 2021 or 2020.

16.     Benefit Plans

The Company established a defined contribution savings plan under Section 401(k) of the Code. This plan covers all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. Matching contributions to the plan may be made at the discretion of the Company’s board of directors. The Company did not make contributions to the plan during the years ended December 31, 2020 and 2019, respectively.